Risk Management Section - Changes in Loan Loss Provisions (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Opening balance		€ 876,444
Increase in loan loss provisions	[1]	1,120	€ 656	€ 676
Closing balance		878,985	876,444
-Loans [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Opening balance		846,244
New financial assets originated or purchased		180,605
Financial assets that have been derecognised		(136,849)
Net drawdowns and repayments		(19,686)
Write-offs		(1,030)
Closing balance		869,284	846,244
-Loans [member] | Gross carrying amount [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Opening balance		788,537
New financial assets originated or purchased		180,605
Financial assets that have been derecognised		(126,082)
Net drawdowns and repayments		(14,880)
Write-offs		(1)
Closing balance		817,247	788,537
-Loans [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		12,856
-Loans [member] | Gross carrying amount [member] | Stage 1 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(21,577)
-Loans [member] | Gross carrying amount [member] | Stage 1 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(2,210)
-Loans [member] | Gross carrying amount [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Opening balance		46,949
Financial assets that have been derecognised		(9,108)
Net drawdowns and repayments		(4,807)
Write-offs		(2)
Closing balance		41,082	46,949
-Loans [member] | Gross carrying amount [member] | Stage 2 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(12,579)
-Loans [member] | Gross carrying amount [member] | Stage 2 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		22,382
-Loans [member] | Gross carrying amount [member] | Stage 2 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(1,753)
-Loans [member] | Gross carrying amount [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Opening balance		10,758
Financial assets that have been derecognised		(1,659)
Net drawdowns and repayments		1
Write-offs		(1,027)
Closing balance		10,955	10,758
-Loans [member] | Gross carrying amount [member] | Stage 3 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(277)
-Loans [member] | Gross carrying amount [member] | Stage 3 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(805)
-Loans [member] | Gross carrying amount [member] | Stage 3 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		3,964
-Loans [member] | Provisions [member]
Disclosure of financial assets [line items]
Opening balance		4,568	5,316
Net remeasurement of loan loss provision		242	274
New financial assets originated or purchased		205	212
Financial assets that have been derecognised		(402)	(588)
Changes in models/risk parameters		9
Increase in loan loss provisions		1,099	688
Write-offs		(1,031)	(1,044)
Recoveries of amounts previously written off		55	53
Foreign exchange and other movements		(45)	(446)
Closing balance		4,646	4,568	5,316
-Loans [member] | Provisions [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(246)	(209)
-Loans [member] | Provisions [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		320	615
-Loans [member] | Provisions [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		972	383
-Loans [member] | Provisions [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Opening balance		501	438
Net remeasurement of loan loss provision		(77)	17
New financial assets originated or purchased		205	213
Financial assets that have been derecognised		(103)	(101)
Changes in models/risk parameters		15
Increase in loan loss provisions		(9)	80
Write-offs		(1)
Foreign exchange and other movements		(1)	(18)
Closing balance		490	501	438
-Loans [member] | Provisions [member] | Stage 1 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		30	19
-Loans [member] | Provisions [member] | Stage 1 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(73)	(7)
-Loans [member] | Provisions [member] | Stage 1 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(6)	(62)
-Loans [member] | Provisions [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Opening balance		925	955
Net remeasurement of loan loss provision		36	(55)
Financial assets that have been derecognised		(162)	(145)
Changes in models/risk parameters		2
Increase in loan loss provisions		(39)	9
Write-offs		(2)
Foreign exchange and other movements		(3)	(38)
Closing balance		881	925	955
-Loans [member] | Provisions [member] | Stage 2 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(253)	(206)
-Loans [member] | Provisions [member] | Stage 2 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		474	(86)
-Loans [member] | Provisions [member] | Stage 2 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(135)	501
-Loans [member] | Provisions [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Opening balance		3,141	3,923
Net remeasurement of loan loss provision		283	312
Financial assets that have been derecognised		(137)	(341)
Changes in models/risk parameters		(8)
Increase in loan loss provisions		1,147	599
Write-offs		(1,028)	(1,043)
Recoveries of amounts previously written off		55	53
Foreign exchange and other movements		(41)	(390)
Closing balance		3,275	3,141	€ 3,923
-Loans [member] | Provisions [member] | Stage 3 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(23)	(23)
-Loans [member] | Provisions [member] | Stage 3 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(81)	707
-Loans [member] | Provisions [member] | Stage 3 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		€ 1,113	€ (56)

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.